Note 11 - Deposits - Deposits and Weighted Average Interest Rates (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Noninterest checking, weighted average rate	0.00%	0.00%
Noninterest checking, amount	$ 344,404	$ 239,587
Noninterest checking, percent of total	36.20%	30.10%
Interest checking, weighted average rate	0.12%	0.12%
Interest checking, amount	$ 151,476	$ 138,709
Interest checking, percent of total	15.90%	17.40%
Savings accounts, weighted average rate	0.06%	0.06%
Savings accounts, amount	$ 119,517	$ 100,209
Savings accounts, percent of total	12.60%	12.60%
Money market accounts, weighted average rate	0.21%	0.25%
Money market accounts, amount	$ 249,089	$ 214,300
Money market accounts, percent of total	26.20%	27.00%
Amount	$ 864,486	$ 692,805
Percent of total	90.90%	87.10%
Certificates, amount	$ 86,180	$ 102,399
Certificates, percent of total	9.10%	12.90%
Total certificates, weighted average rate	0.53%	1.14%
Total deposits, weighted average rate	0.13%	0.25%
Total deposits	$ 950,666	$ 795,204
Total deposits, percent of total	100.00%	100.00%
Range 1 [Member]
Certificates, amount	$ 74,481	$ 56,001
Certificates, percent of total	7.80%	7.00%
Range 1 [Member] | Minimum [Member]
Certificate interest rate	0.00%
Range 1 [Member] | Maximum [Member]
Certificate interest rate	0.99%
Range 2 [Member]
Certificates, amount	$ 4,357	$ 20,613
Certificates, percent of total	0.50%	2.60%
Range 2 [Member] | Minimum [Member]
Certificate interest rate	1.00%
Range 2 [Member] | Maximum [Member]
Certificate interest rate	1.99%
Range 3 [Member]
Certificates, amount	$ 6,316	$ 21,973
Certificates, percent of total	0.70%	2.80%
Range 3 [Member] | Minimum [Member]
Certificate interest rate	2.00%
Range 3 [Member] | Maximum [Member]
Certificate interest rate	2.99%
Range 4 [Member]
Certificates, amount	$ 1,026	$ 3,812
Certificates, percent of total	0.10%	0.50%
Range 4 [Member] | Minimum [Member]
Certificate interest rate	3.00%
Range 4 [Member] | Maximum [Member]
Certificate interest rate	3.99%